Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Related party disclosures [Abstract]
Key Management Compensation	Key management is comprised of executive officers and the Board of Directors who served during the reporting period.

	Year ended December 31,
	2024	2023	2022
	$’000	$’000	$’000
Salary and related expenses	1,870	1,421	893
Pension contributions	61	—	—
Shared-based compensation expense	1,227	590	338
Other compensation	260	—	—
	3,418	2,011	1,231